Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 26, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee approves equity awards granted to our named executive officers on or before the grant date. We do not have a formal policy or practice for the timing of equity award grants; rather, such grants are made when determined appropriate by the Compensation Committee. The Compensation Committee does not take material non-public information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities

Underlying the Award Between the Trading Day Ending Immediately prior to the Disclosure of Material Non-Public

Information and the Trading Day Beginning Immediately Following the Disclosure of Material Non-Public

Information

Pete O’Heeron	March 26, 2025	22,650	20.80	18.05	(4.44)%

Hamid Khoja, Ph.D.	March 26, 2025	9.450	20.80	18.05	(4.44)%

Ruben A. Garcia	March 26, 2025	9,450	20.80	18.05	(4.44)%

Pete O'Heeron [Member]
Awards Close in Time to MNPI Disclosures
Name		Pete O’Heeron
Underlying Securities | shares		22,650
Exercise Price | $ / shares		$ 20.8
Fair Value as of Grant Date | $		$ 18.05
Underlying Security Market Price Change | Rate		(4.44%)
Hamid Khoja, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Hamid Khoja, Ph.D.
Underlying Securities | shares		9.45
Exercise Price | $ / shares		$ 20.8
Fair Value as of Grant Date | $		$ 18.05
Underlying Security Market Price Change | Rate		(4.44%)
Ruben A. Garcia [Member]
Awards Close in Time to MNPI Disclosures
Name		Ruben A. Garcia
Underlying Securities | shares		9,450
Exercise Price | $ / shares		$ 20.8
Fair Value as of Grant Date | $		$ 18.05
Underlying Security Market Price Change | Rate		(4.44%)